Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Detail) - Plan assets [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Beginning balance	$ 3,013	$ 3,335
Interest income on scheme assets	56	76
Arising on acquisition (note 32)		3
Disposals		(660)
Remeasurement adjustments - return on scheme assets excluding interest income	174	354
Employer contributions paid	46	58
Contributions paid by plan participants	7	15
Benefit and settlement payments	(158)	(156)
Administration expenses	(5)	(8)
Translation adjustment	188	(4)
Ending balance	$ 3,321	$ 3,013